Federated Hermes Kaufmann Fund II
Portfolio of Investments
March 31, 2026 (unaudited)
Shares or Principal Amount			Value
		COMMON STOCKS—96.8%
		Communication Services—1.6%
718		Meta Platforms, Inc.	$ 410,789
2,214	[1]	Spotify Technology S.A.	1,073,591
		TOTAL	1,484,380
		Consumer Discretionary—9.7%
7,561	[1]	Amazon.com, Inc.	1,574,729
12,648	[1,2]	Birkenstock Holding PLC	453,178
2,279		D. R. Horton, Inc.	312,724
3,225	[1]	DoorDash, Inc.	484,234
6,407	[1]	DraftKings, Inc.	138,519
3,876	[1]	Floor & Decor Holdings, Inc.	196,901
535		Hilton Worldwide Holdings, Inc.	162,683
318	[1]	Mercadolibre, Inc.	549,828
7,181		Moncler SpA	432,779
11,072	[1]	On Holding AG	376,669
4,241	[1]	Planet Fitness, Inc.	315,446
3,051	[1]	SharkNinja, Inc.	323,101
20,535	[1,2]	Sportradar Group AG	343,756
2,077		Texas Roadhouse, Inc.	342,996
5,574		TJX Cos., Inc.	890,168
18,691	[1]	Viking Holdings Ltd.	1,373,415
4,041		Wingstop, Inc.	626,234
1,665		Yum! Brands, Inc.	258,874
		TOTAL	9,156,234
		Consumer Staples—3.5%
842		Casey’s General Stores, Inc.	612,858
1,148		Costco Wholesale Corp.	1,143,902
4,131	[1]	Maplebear, Inc.	154,747
8,468		Philip Morris International, Inc.	1,400,099
		TOTAL	3,311,606
		Energy—0.5%
1,839		Targa Resources, Inc.	461,093
		Financials—4.2%
3,200		Apollo Global Management, Inc.	356,544
863		BlackRock, Inc.	829,956
18,883	[1]	Chime Financial, Inc.	353,679
4,863		Hamilton Lane, Inc.	483,382
1,190		JPMorgan Chase & Co.	350,050
842		MSCI, Inc., Class A	453,846
2,103		S&P Global, Inc.	894,490
10,539	[1]	Toast, Inc.	279,389
		TOTAL	4,001,336
		Health Care—23.9%
21,108	[1]	AgomAb Therapeutics NV, ADR	221,423
58,700	[1,3]	Albireo Pharma CVR, Rights	126,205
2,974	[1]	Apogee Therapeutics, Inc.	250,322
44,440	[1]	Arcturus Therapeutics Holdings, Inc.	343,077
3,738	[1]	Argenx SE	2,723,547

Shares or Principal Amount			Value
		COMMON STOCKS—continued
		Health Care—continued
161,911	[1,2,3]	AstraZeneca PLC, Rights	$ 89,051
117,801	[1,2]	aTyr Pharma, Inc.	91,885
5,813	[1]	Boston Scientific Corp.	364,766
26,339	[1]	Centessa Pharmaceuticals Ltd., ADR	1,046,185
56,475	[1,3]	Contra Akouos, Inc., Rights	29,706
8,721	[1]	Cytokinetics, Inc.	574,801
58,633	[1]	EyePoint, Inc.	755,779
22,216	[1]	Forte Biosciences, Inc.	575,394
11,372	[1]	Genmab A/S, ADR	305,111
19,423	[1]	Guardant Health, Inc.	1,794,102
40,710	[1]	IDEAYA Biosciences, Inc.	1,356,457
2,526	[1]	Insulet Corp.	530,056
1,867	[1]	Intuitive Surgical, Inc.	860,668
6,347	[1]	Kymera Therapeutics, Inc.	528,642
14,141	[1]	Medline, Inc.	629,274
81,957	[1]	Minerva Neurosciences, Inc.	493,791
7,316	[1]	Natera, Inc.	1,463,127
3,053	[1]	Newamsterdam Pharma Co. NV	97,727
435,683	[1,3]	Novartis AG, Rights	505,392
5,959	[1]	Palvella Therapeutics, Inc.	742,789
165,799	[1]	Rezolute, Inc.	505,687
12,080	[1]	Rhythm Pharmaceuticals, Inc.	1,050,598
8,613	[1]	Scholar Rock Holding Corp.	423,415
2,334		Stryker Corp.	766,929
1,967		UCB S.A.	592,482
12,558	[1]	Upstream Bio, Inc.	113,022
6,365	[1]	Vaxcyte, Inc.	369,870
2,232	[1]	Veeva Systems, Inc.	392,073
53,472	[1]	Wave Life Sciences Ltd.	387,672
11,237	[1]	Xenon Pharmaceuticals, Inc.	653,432
42,155	[1,2]	Zenas Biopharma, Inc.	824,130
		TOTAL	22,578,587
		Industrials—26.3%
2,507		Applied Industrial Technologies, Inc.	665,157
1,401	[1]	Axon Enterprise, Inc.	594,991
10,119	[1,2]	BETA Technologies, Inc.	148,749
1,737		Comfort Systems USA, Inc.	2,395,306
19,146	[1]	EquipmentShare.com, Inc.	390,004
8,167		GE Aerospace	2,317,550
3,668		GE Vernova, Inc.	3,201,797
5,143		HEICO Corp.	1,410,211
3,030		Howmet Aerospace, Inc.	698,294
4,229	[1]	Karman Holdings, Inc.	338,531
5,884	[1]	Kratos Defense & Security Solutions	414,881
18,702	[1,2]	Loar Holdings, Inc.	1,071,438
654		Parker-Hannifin Corp.	585,487
8,017		Quanta Services, Inc.	4,401,493
39,100	[1]	QXO, Inc.	759,322
745	[1]	RBC Bearings, Inc.	404,624
2,773		Trane Technologies PLC	1,155,620
10,655	[1]	Uber Technologies, Inc.	766,414
8,969		UL Solutions, Inc.	768,733

Shares or Principal Amount			Value
		COMMON STOCKS—continued
		Industrials—continued
2,733		Vertiv Holdings Co.	$ 684,835
6,590		Westinghouse Air Brake Technologies Corp.	1,646,907
		TOTAL	24,820,344
		Information Technology—18.8%
3,900	[1]	Advanced Micro Devices, Inc.	793,376
2,857	[1]	Astera Labs, Inc.	313,127
1,077	[1]	Celestica, Inc.	303,369
502	[1]	CloudFlare, Inc.	103,583
2,692	[1]	Crowdstrike Holdings, Inc.	1,050,984
6,596	[1]	Datadog, Inc.	778,658
11,597	[1]	Elastic N.V.	579,734
658	[1]	Fabrinet	343,160
110	[1]	Impinj, Inc.	11,297
12,257	[1]	JFrog Ltd.	575,221
973		KLA Corp.	1,432,655
31,807	[1]	Klaviyo, Inc.	618,964
592	[1]	Lumentum Holdings, Inc.	416,034
3,116		Micron Technology, Inc.	1,052,709
1,088		Microsoft Corp.	402,745
2,966	[1]	MongoDB, Inc.	725,988
103		Monolithic Power Systems, Inc.	112,615
1,616		Motorola Solutions, Inc.	701,296
7,025		NVIDIA Corp.	1,225,160
6,278	[1]	Q2 Holdings, Inc.	296,949
15,300	[1]	Rubrik, Inc.	749,241
259	[1]	Sandisk Corp.	164,553
767		Seagate Technology Holdings PLC	300,480
7,925	[1]	ServiceNow, Inc.	828,559
10,207	[1]	Shopify, Inc.	1,210,754
4,520	[1]	Snowflake, Inc.	681,706
4,710		Taiwan Semiconductor Manufacturing Co. Ltd. ADR	1,591,745
1,025	[1]	Tyler Technologies, Inc.	350,940
218	[1]	Vertex, Inc.	2,592
		TOTAL	17,718,194
		Materials—3.5%
8,645		Agnico Eagle Mines Ltd.	1,754,762
1,748		Martin Marietta Materials	1,029,013
928		Sherwin-Williams Co.	297,470
2,000		Westlake Corp.	233,640
		TOTAL	3,314,885
		Real Estate—2.2%
20,743	[1]	CoStar Group, Inc.	836,773
6,382		Gaming and Leisure Properties, Inc.	283,169
4,216		Ryman Hospitality Properties, Inc.	389,010
19,061		VICI Properties, Inc.	520,747
		TOTAL	2,029,699
		Utilities—2.6%
4,220		American Electric Power Co., Inc.	553,158
4,243		Duke Energy Corp.	555,578
10,137		NextEra Energy, Inc.	941,525

Shares or Principal Amount			Value
		COMMON STOCKS—continued
		Utilities—continued
2,492		Vistra Corp.	$ 374,622
		TOTAL	2,424,883
		TOTAL COMMON STOCKS (IDENTIFIED COST $53,120,902)	91,301,241
		PREFERRED STOCKS—0.5%
		Health Care—0.5%
60,006	[3,4]	CeQur S.A.	306,649
4,307	[3,4]	Sail Biomedicines, Inc.	135,160
		TOTAL PREFERRED STOCKS (IDENTIFIED COST $441,870)	441,809
		WARRANTS—1.0%
		Health Care—1.0%
138	[1,3,4]	Minerva Neurosciences, Inc., Tranche A Warrants 12/31/2099	285,430
69	[1,3,4]	Minerva Neurosciences, Inc., Tranche B Warrants 12/31/2099	165,421
5,250	[1]	Minerva Neurosciences, Inc., Warrants 12/31/2099	31,631
5,696	[1]	Rezolute, Inc., Warrants 10/8/2027	8,317
1,400	[1]	Rezolute, Inc., Warrants 1/1/2099	4,270
68,385	[1]	Rezolute, Inc., Warrants 4/30/2099	208,574
25,100	[1]	Rezolute, Inc., Warrants 6/24/2099	76,555
44,952	[1]	Rezolute, Inc., Warrants 12/31/2099	137,104
644	[1]	Scynexis, Inc., Warrants 4/26/2029	123
53,000	[1]	Scynexis, Inc., Warrants 1/1/2099	48,596
		TOTAL WARRANTS (IDENTIFIED COST $886,061)	966,021
		INVESTMENT COMPANY—1.6%
1,503,822		Federated Hermes Government Obligations Fund, Premier Shares, 3.58%[5] (IDENTIFIED COST $1,503,822)	1,503,822
		REPURCHASE AGREEMENT—1.7%
$1,612,000		Interest in $903,000,000 joint repurchase agreement 3.67%, dated 3/31/2026 under which Bank of America, N.A. will repurchase securities provided as collateral for $903,092,056 on 4/1/2026. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Government Agency securities with various maturities to 8/1/2050 and the market value of those underlying securities was $921,153,897. (IDENTIFIED COST $1,612,000)	1,612,000
		TOTAL INVESTMENT IN SECURITIES—101.6% (IDENTIFIED COST $57,564,655)	95,824,893
		OTHER ASSETS AND LIABILITIES - NET—(1.6)%[6]	(1,502,124)
		NET ASSETS—100%	$94,322,769

An affiliated company is a company in which the Fund, alone or in combination with other Federated Hermes funds, has ownership of at least 5% of the voting shares. Transactions with the affiliated companies during the period ended March 31, 2026, were as follows:
Affiliated	Value as of 12/31/2025	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation/ (Depreciation)	Net Realized Gain/ (Loss)	Value as of 3/31/2026	Shares Held as of 3/31/2026	Dividend Income
Health Care:
Arcturus Therapeutics Holdings, Inc.	$272,417	$—	$—	$70,660	$—	$343,077	44,440	$—
aTyr Pharma, Inc.	$92,250	$—	$—	$(365)	$—	$91,885	117,801	$—
EyePoint, Inc.	$1,071,225	$—	$—	$(315,446)	$—	$755,779	58,633	$—
Forte Biosciences, Inc.	$605,830	$—	$—	$(30,436)	$—	$575,394	22,216	$—
Minerva Neurosciences, Inc.	$313,214	$—	$(34,988)	$440,204	$(224,639)	$493,791	81,957	$—
Minerva Neurosciences, Inc., Tranche A Warrants 12/31/2099	$146,384	$—	$—	$139,046	$—	$285,430	138	$—
Minerva Neurosciences, Inc., Tranche B Warrants 12/31/2099	$89,875	$—	$—	$75,546	$—	$165,421	69	$—
Minerva Neurosciences, Inc., Warrants 12/31/2099	$21,105	$—	$—	$10,526	$—	$31,631	5,250	$—
Rezolute, Inc.	$391,286	$—	$—	$114,401	$—	$505,687	165,799	$—
Rezolute, Inc., Warrants 10/8/2027	$6,712	$—	$—	$1,605	$—	$8,317	5,696	$—
Rezolute, Inc., Warrants 1/1/2099	$3,304	$—	$—	$966	$—	$4,270	1,400	$—
Rezolute, Inc., Warrants 4/30/2099	$161,388	$—	$—	$47,186	$—	$208,574	68,385	$—
Rezolute, Inc., Warrants 6/24/2099	$59,236	$—	$—	$17,319	$—	$76,555	25,100	$—
Rezolute, Inc., Warrants 12/31/2099	$106,087	$—	$—	$31,017	$—	$137,104	44,952	$—
Scynexis, Inc., Warrants 4/26/2029	$62	$—	$—	$61	$—	$123	644	$—
Scynexis, Inc., Warrants 1/1/2099	$33,517	$—	$—	$15,079	$—	$48,596	53,000	$—
TOTAL OF AFFILIATED COMPANIES TRANSACTIONS	$3,373,892	$—	$(34,988)	$617,369	$(224,639)	$3,731,634	695,480	$—
Transactions with affiliated investment companies, which are funds managed by the Adviser or an affiliate of the Adviser, during the period ended March 31, 2026, were as follows:
Federated Hermes Government Obligations Fund, Premier Shares*
Value as of 12/31/2025	$1,361,567
Purchases at Cost	$6,971,148
Proceeds from Sales	$(6,828,893)
Change in Unrealized Appreciation/Depreciation	$—
Net Realized Gain/(Loss)	$—
Value as of 3/31/2026	$1,503,822
Shares Held as of 3/31/2026	1,503,822
Dividend Income	$12,480

*	All or a portion of the balance/activity for the fund relates to cash collateral received on securities lending transactions.

1	Non-income-producing security.
2
All or a portion of these securities are temporarily on loan to unaffiliated broker/dealers. As of March 31, 2026, securities subject to this type of arrangement and related collateral were as follows:

Fair Value of Securities Loaned	Collateral Received
$1,437,544	$1,503,822

3
Market quotations and price evaluations are not available. Fair value determined using significant unobservable inputs in accordance with procedures established by and under the general supervision of the Fund’s Adviser acting through its Valuation Committee.

4
Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or availing of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At March 31, 2026, these restricted securities amounted to $892,660, which represented 0.9% of net assets.

Additional information on restricted securities held at March 31, 2026, is as follows:
Security	Acquisition Date	Cost	Value
CeQur S.A.	3/26/2021	$321,274	$306,649

Security	Acquisition Date	Cost	Value
Minerva Neurosciences, Inc., Tranche A Warrants 12/31/2099	10/21/2025	$0	$285,430
Minerva Neurosciences, Inc., Tranche B Warrants 12/31/2099	10/21/2025	$0	$165,421
Sail Biomedicines, Inc.	7/28/2021	$120,596	$135,160

5	7-day net yield.
6	Assets, other than investments in securities, less liabilities
Note: The categories of investments are shown as a percentage of net assets at March 31, 2026.
Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
■ Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.
■ Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs, or NAV per share practical expedient, as applicable.
■ Fixed-income securities are fair valued using price evaluations provided by a pricing service approved by Federated Global Investment Management Corp. (the “Adviser”).
■ Derivative contracts listed on exchanges are valued at their reported settlement or closing price, except that options are valued at the mean of closing bid and ask quotations.
■ Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Adviser.
■ For securities that are fair valued in accordance with procedures established by and under the general supervision of the Adviser, certain factors may be considered, such as: the last traded or purchase price of the security, information obtained by contacting the issuer or dealers, analysis of the issuer’s financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded, public trading in similar securities or derivative contracts of the issuer or comparable issuers, movement of a relevant index, or other factors including but not limited to industry changes and relevant government actions.
If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Adviser’s valuation policies and procedures for the Fund, or if information furnished by a pricing service, in the opinion of the Adviser’s valuation committee (“Valuation Committee”), is deemed not representative of the fair value of such security, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share, and the actual value obtained could be materially different.
Fair Valuation and Significant Events Procedures
Pursuant to Rule 2a-5 under the Investment Company Act of 1940, as amended, the Fund’s Board of Trustees (the “Trustees”) has designated the Adviser as the Fund’s valuation designee to perform any fair value determinations for securities and other assets held by the Fund. The Adviser is subject to the Trustees’ oversight and certain reporting and other requirements intended to provide the Trustees the information needed to oversee the Adviser’s fair value determinations.
The Adviser, acting through its Valuation Committee, is responsible for determining the fair value of investments for which market quotations are not readily available. The Valuation Committee is comprised of officers of the Adviser and certain of the Adviser’s affiliated companies and determines fair value and oversees the calculation of the NAV. The Valuation Committee is also authorized to use pricing services to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services’ policies, procedures and valuation methods (including key inputs, methods, models and assumptions), transactional back-testing, comparisons of evaluations of different pricing services, and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Adviser. The Trustees periodically review the fair valuations made by the Valuation Committee. The Trustees have also approved the Adviser’s fair valuation and significant events procedures as part of the Fund’s compliance program and will review any changes made to the procedures.
As of March 31, 2026, investments valued at $1,643,014 were fair valued utilizing significant unobservable inputs. The Fund’s investments in these securities are illiquid and executed trade prices are unavailable to utilize as a source for evaluations, therefore the inputs utilized are less observable. Inputs considered by the Adviser in evaluating these investments include the following:
■  Contingent Value Rights–values reflect the probability that the contingencies will be resolved and payment received.
■  Private Investment in Public Equities–any unregistered shares are valued based on the common shares public price less a discount factor to reflect the illiquidity of the shares held.
■  Warrants related to Private Investment in Public Equity–warrants received are valued based on the Black-Sholes warrant model less a discount factor to reflect the illiquidity of the underlying shares.
■  Private Equity Shares–investments in non-public entities are valued at their initial investment adjusted for an applicable index movement or implied value based on current fundraising.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and ask for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for any U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for any other types of fixed-income securities and any OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Adviser.
The Adviser has also adopted procedures requiring an investment to be priced at its fair value whenever the Valuation Committee determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment’s value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:
■ With respect to securities traded principally in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures contracts;
■ Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded;
■ Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, or a natural disaster affecting the issuer’s operations or regulatory changes or market developments affecting the issuer’s industry.
The Adviser has adopted procedures whereby the Valuation Committee uses a pricing service to provide factors to update the fair value of equity securities traded principally in foreign markets from the time of the close of their respective foreign stock exchanges to the pricing time of the Fund. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Valuation Committee will determine the fair value of the investment in accordance with the fair valuation procedures approved by the Adviser. The Trustees periodically review fair valuations made in response to significant events.
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of March 31, 2026, in valuing the Fund’s assets carried at fair value:
Valuation Inputs
	Level 1— Quoted Prices	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Total
Equity Securities:
Common Stocks
Domestic	$77,523,574	$—	$661,303	$78,184,877
International	9,278,505	3,748,808	89,051	13,116,364
Preferred Stocks
Domestic	—	—	135,160	135,160
International	—	—	306,649	306,649
Debt Securities:
Warrants	458,134	57,036	450,851	966,021
Investment Company	1,503,822	—	—	1,503,822
Repurchase Agreement	—	1,612,000	—	1,612,000
TOTAL SECURITIES	$88,764,035	$5,417,844	$1,643,014	$95,824,893
Following is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value:
Investments in Securities
Balance as of 12/31/2025	$1,659,014
Change in unrealized appreciation/depreciation	211,689
Transfers out of Level 3	(227,689)
Balance as of 3/31/2026	$1,643,014
Total change in unrealized appreciation/depreciation attributable to investments still held at 3/31/2026	$211,689

The following acronym(s) are used throughout this portfolio:
ADR	—American Depositary Receipt
CVR	—Contingent Value Right